Cash and Cash Equivalents - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Cash, cash equivalents and marketable securities [Line Items]
Commercial paper	¥ 199,979	¥ 199,977
Certificates of deposit	20,000	210,000
Held-to-maturity Securities
Cash, cash equivalents and marketable securities [Line Items]
Commercial paper	259,953	259,972
Certificates of deposit	200,000	220,000
Held-to-maturity Securities | Commercial Paper
Cash, cash equivalents and marketable securities [Line Items]
Short-term investments	59,974	59,995
Held-to-maturity Securities | Certificates of Deposit
Cash, cash equivalents and marketable securities [Line Items]
Short-term investments	¥ 180,000	¥ 10,000